Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Entity Information
Document Type	11-K
Entity Registrant Name	Reliance, Inc.
Entity Central Index Key	0000861884
Amendment Flag	false
Reliance, Inc. Master 401(k) Plan
Document Entity Information
Document Type	11-K
Amendment Flag	false